Loans and Financial Liabilities - Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2017	May 31, 2015	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Feb. 28, 2018
Disclosure of detailed information about borrowings [line items]
Unsecured notes				$ 2,275,886	$ 2,274,651
2025 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes			$ 250,000	$ 250,000	$ 250,000
Secured Notes, fixed rate			6.25%	6.25%	6.25%
Loan maturity			2025	2025	2025
Unsecured notes payment description				semi-annual interest payments.
2027 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes		$ 550,000		$ 825,000	$ 825,000		$ 275,000
Secured Notes, fixed rate		5.875%		5.875%	5.875%
Loan maturity		2027		2027	2027
Unsecured notes payment description				semi-annual interest payments.
2029 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes				$ 500,000	$ 500,000	$ 500,000
Secured Notes, fixed rate				7.00%	7.00%	7.00%
Loan maturity				2029	2029	2029
Unsecured notes payment description				semi-annual interest payments.
2029 VCL Notes | Semi-Annual Interest Payments
Disclosure of detailed information about borrowings [line items]
Unsecured notes						$ 500,000
2031 VCL Notes
Disclosure of detailed information about borrowings [line items]
Unsecured notes	$ 720,000			$ 720,000	$ 720,000
Secured Notes, fixed rate	9.125%			9.125%	9.125%
Loan maturity	2031			2031	2031
Percentage of secured vessel financings				80.00%
Unsecured notes payment description				semi-annual interest payments.